Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Maximum exposure to credit risk for Loans and Other Financing (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 267,349,317	$ 307,633,542
Percentage of maximum exposure to credit risk	100.00%	100.00%
Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 248,789,910	$ 280,564,677
Percentage of maximum exposure to credit risk	93.06%	91.20%
Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 15,529,537	$ 21,796,034
Percentage of maximum exposure to credit risk	5.81%	7.09%
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,029,870	$ 5,272,831
Percentage of maximum exposure to credit risk	1.13%	1.71%
Performing [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 257,094,822	$ 293,639,805
Percentage of maximum exposure to credit risk	96.17%	95.45%
Performing [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 247,998,859	$ 280,074,262
Performing [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	9,095,963	13,565,543
Past due but not impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 7,224,625	$ 8,720,906
Percentage of maximum exposure to credit risk	2.70%	2.84%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 791,051	$ 490,415
Past due but not impaired [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	6,433,574	8,230,491
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 203,700,281	$ 235,013,969
Percentage of maximum exposure to credit risk	76.20%	76.40%
High grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	0.00%	0.00%
High grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.50%	3.50%
High grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 203,625,287	$ 234,860,526
High grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	74,994	153,443
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 33,792,498	$ 25,330,938
Percentage of maximum exposure to credit risk	12.64%	8.23%
Standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	3.51%	3.51%
Standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.00%	7.00%
Standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 31,867,028	$ 23,185,807
Standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,925,470	2,145,131
Sub- standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 19,602,043	$ 33,294,898
Percentage of maximum exposure to credit risk	7.33%	10.82%
Sub- standard grade [member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Range PD	7.01%	7.01%
Sub- standard grade [member] | Top of range [member]
Disclosure of internal credit grades [line items]
Range PD	33.00%	33.00%
Sub- standard grade [member] | Impairments stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 12,506,544	$ 22,027,929
Sub- standard grade [member] | Impairments stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	7,095,499	11,266,969
Impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,029,870	$ 5,272,831
Percentage of maximum exposure to credit risk	1.13%	1.71%
Range PD	100.00%	100.00%
Impaired [member] | Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 3,029,870	$ 5,272,831